Financial instruments and risk management - Summary of Nominal Amount of Bond (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 1,656	$ 1,786
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029 [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 807		£ 500
Effective exchange rate	161.32%		161.32%	161.32%
US Dollar Fixed Rate Borrowings [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 4,500	4,300		€ 818	€ 818
Effective exchange rate	131.05%		131.05%	131.05%
Change in fair value of the hedging instrument	$ (24)	(25)
Change in fair value of the hedged item	$ 24	$ 25